FLAHERTY & CRUMRINE PREFERRED INCOME FUND

 Dear Shareholder:

     During the third fiscal quarter of 2005, the Flaherty & Crumrine Preferred Income Fund continued to deliver steady performance. For the three month period ended August 31, 2005, the Fund produced a total return on net asset value ("NAV") of 0.9% 1. During the first three quarters of fiscal 2005, the Fund's return on NAV has been 8.8%.

     The Fund's interest rate hedging strategy normally works best when long-term interest rates are rising OR falling. In periods of relatively stable long-term interest rates, such as we've experienced for several quarters now, the costs of implementing the strategy can drag down investment performance--much like paying on-going premiums on an insurance policy but never making a claim. Given the Fund's policy of maintaining a continuing interest-rate hedge on the portfolio, the Fund's NAV returns are respectable. And don't forget, the Fund still owns the "insurance policy"!

     The country is still coming to grips with the impact of Hurricanes Katrina and Rita; our thoughts are very much with the victims of these terrible events. We are closely watching the effect on the Fund's investment portfolio, and, so far, we have seen no material impact. Insurance companies have become much more adept at managing the financial risk they face from hurricanes and other catastrophic events. While claims from the hurricanes certainly will adversely impact insurance industry earnings, we believe there is no threat to industry solvency. Utilities in the region should be able to recover most of the expense they will incur in returning to operation from their customers. (The New Orleans subsidiary of Entergy Corp. has filed for bankruptcy protection; however, the Fund does not own any securities issued by this company.) Changes in the banking industry have encouraged companies to expand across state lines, resulting in larger, healthier banks that are unlikely to be hurt by the hurricanes. Diversification across companies, industries and geography is an important element of the Fund's investment strategy, and helps to limit the impact of economic shocks, such as those delivered by Hurricanes Katrina and Rita.

     Recently, we have seen a pick-up in the supply of new preferred securities. Some were issued simply to take advantage of the low level of long-term interest rates and lock-in attractive financing costs. Other issues, however, have introduced new twists to the structure that are intended to help the issuer achieve specific financial objectives. Time will tell how broadly these new features get incorporated into the market, but for now, many of the recent new issues have fit nicely into the Fund's investment portfolio.

     There is not much new to report regarding the outlook for the Fund's dividend rate. Several similar funds have recently reduced their dividends, but we don't think any change is warranted at present for Flaherty & Crumrine Preferred Income Fund. We encourage you to take advantage of the Fund's website, WWW.PREFERREDINCOME.COM. It contains a wide range of useful and up-to-date information about the Fund, including the factors which impact the Fund's dividend policy. In addition, the website includes summaries of the Fund's investment objective, its hedging strategy, its use of leverage and the risks applicable to the Fund.

Sincerely,

/S/ Donald F. Crumrine                 /S/ Robert M. Ettinger
Donald F. Crumrine                     Robert M. Ettinger
Chairman of the Board                  President

October 17, 2005


--------------------------
     (1) Based on monthly data provided by Lipper Inc. Distributions are assumed to be reinvested at NAV in accordance with Lipper's practice.

                             DIVIDEND REINVESTMENT:
                     BUILDING WEALTH ONE DIVIDEND AT A TIME

The Flaherty & Crumrine Preferred Income Fund offers a Dividend Reinvestment and Cash Purchase Plan, unglamorously nicknamed the "DRIP", for those investors who desire a steady, reliable approach to building wealth.

Why invest in the DRIP?


     o Disciplined monthly investing in both good and bad markets,

     o When shares trade below the NAV, the Fund purchases shares in the market,

     o When shares trade above the NAV, shares are issued at the higher of NAV or 95% of the market price. Participating shareholders get the benefit!

     o $1,000 invested at inception, January 1991, with dividend reinvestment would be worth over $5,400 as of August 31, 2005 (12.28% annualized return).

To obtain information on the DRIP, contact your brokerage firm and ask if they are set up to participate. Information can also be found on the Fund's website at WWW.PREFERREDINCOME.COM. Select the appropriate Fund and then select the link "Dividend Reinvestment Plan". For investors who hold their shares in registered form, contact the DRIP's agent, PFPC Inc., at 1-800-331-1710.

Past performance is no guarantee of future results. Participation in the DRIP does not relieve the investor of any income tax associated with the distribution. For additional performance information please refer to the attached quarterly report.

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Fund Incorporated
PORTFOLIO OVERVIEW
AUGUST 31, 2005 (UNAUDITED)
------------------------------------------------------

FUND STATISTICS ON 08/31/05
--------------------------------------------
Net Asset Value                $     15.93

Market Price                   $     17.74

Premium                              11.36%

Yield on Market Price                 6.12%

Common Shares
Outstanding                     10,348,459

                               [GRAPHIC OMITTED]
    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

INDUSTRY CATEGORIES                    % OF PORTFOLIO
------------------------------------------------------
Utilities                 37%
Banks                     27%
Insurance                 15%
Financial Services        11%
Oil and Gas                5%
Other                      3%
REITs                      2%

MOODY'S RATINGS             % OF PORTFOLIO
-------------------------------------------
AAA                                   0.5%

AA                                    5.2%

A                                    23.2%

BBB                                  46.3%

BB                                   15.0%

Not Rated                             8.7%
-------------------------------------------
Below Investment Grade*              16.3%

* BELOW INVESTMENT GRADE BY BOTH MOODY'S AND
  S&P.

TOP 10 HOLDINGS BY ISSUER               % OF PORTFOLIO
-------------------------------------------------------
Interstate Power                              5.3%

Lehman Brothers                               4.4%

Alabama Power                                 4.0%

North Fork Bancorporation                     3.6%

ABN AMRO                                      3.4%

Xcel Energy                                   3.2%

Principal Financial Group                     3.0%

Cobank                                        2.8%

SLM Corporation                               2.7%

EOG Resources                                 2.6%

                                                                                                          % OF PORTFOLIO**
---------------------------------------------------------------------------------------------------------------------------
Holdings Generating Qualified Dividend Income (QDI) for Individuals                                               73%
Holdings Generating Income Eligible for the Corporate Dividend Received Deduction (DRD)                           71%
---------------------------------------------------------------------------------------------------------------------------

**   THIS DOES NOT REFLECT YEAR-END RESULTS OR ACTUAL TAX CATEGORIZATION OF FUND DISTRIBUTIONS. THESE PERCENTAGES CAN,
     AND DO, CHANGE, PERHAPS SIGNIFICANTLY, DEPENDING ON MARKET CONDITIONS.  INVESTORS SHOULD CONSULT THEIR TAX ADVISOR
     REGARDING THEIR PERSONAL SITUATION.

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Fund Incorporated
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2005 (UNAUDITED)
------------------------------------------------------

SHARES/$ PAR                                                                                           VALUE
-------------                                                                                        ---------
PREFERRED SECURITIES -- 96.7%
               BANKING -- 26.8%
-----------------------------------------------------------------------------------------------------------------------
               ABN AMRO North America, Inc.:
       3,625     6.46% Pfd., 144A**** ...........................................................  $      3,749,809*
       4,500     6.59% Pfd., 144A**** ...........................................................         4,646,497*
      54,700   BAC Capital Trust I, 7.00% Pfd. 12/15/31 .........................................         1,423,020
         400   BancWest Capital I, 9.50% Pfd. 12/01/30 ..........................................            10,168(1)
$    750,000   Barnett Capital II, 7.95% 12/01/26 Capital Security ..............................           810,446
$  1,500,000   BT Preferred Capital Trust II, 7.875% 02/25/27 Capital Security ..................         1,618,927(1)
$    250,000   Chase Capital I, 7.67% 12/01/26 Capital Security .................................           268,427
               Citigroup, Inc.:
       9,876     6.213% Pfd., Series G ..........................................................           510,787*
      26,200     6.231% Pfd., Series H ..........................................................         1,368,426*
      65,350     6.365% Pfd., Series F ..........................................................         3,418,459*
               Cobank, ACB:
      50,000     7.00% Pfd., 144A**** ...........................................................         2,658,500*
      75,000     Adj. Rate Pfd., 144A**** .......................................................         4,179,375*
$    500,000   Comerica (Imperial) Capital Trust I, 9.98% 12/31/26 Capital Security, Series B ...           571,260
       3,300   FBOP Corporation, Adj. Rate Pfd., 144A**** .......................................         3,308,250*
$  2,250,000   First Hawaiian Capital I, 8.343% 07/01/27 Capital Security, Series B .............         2,468,036(1)
               First Republic Bank:
     200,000     6.25% Pfd. .....................................................................         5,181,000*
      10,000     6.70%  Pfd. ....................................................................           259,900*
$  1,500,000   First Union Capital II, 7.95% 11/15/29 Capital Security ..........................         1,964,573
$    906,000   First Union Institutional Capital I, 8.04% 12/01/26 Capital Security .............           978,996
$  1,820,000   First Union Institutional Capital II, 7.85% 01/01/27 Capital Security ............         1,964,990
$  7,820,000   GreenPoint Capital Trust I, 9.10% 06/01/27 Capital Security ......................         8,718,205
$  2,500,000   HBOS Capital Funding LP, 6.85% Pfd. ..............................................         2,586,888(1)
      36,455   J.P. Morgan Chase & Co., 6.625% Pfd., Series H ...................................         1,864,856*
$  2,000,000   Keycorp Capital VII, 5.70% 06/15/35 Capital Security .............................         1,980,890
$    270,000   Keycorp Institutional Capital B, 8.25% 12/15/26 Capital Security .................           292,316
$    674,000   NB Capital Trust II, 7.83% 12/15/26 Capital Security .............................           726,946
      16,000   PFGI Capital Corporation, 7.75% Pfd. .............................................           437,200
$  1,700,000   RBS Capital Trust B, 6.80% Pfd. ..................................................         1,749,181**(1)
      16,500   Regions Financial Trust I, 8.00% Pfd. ............................................           424,875
$  2,635,000   Republic New York Capital II, 7.53% 12/04/26 Capital Security ....................         2,819,187(1)
          10   Roslyn Real Estate, 8.95% Pfd., Pvt., Series C, 144A**** .........................         1,130,254
$  1,200,000   Wachovia Capital Trust V, 7.965% 06/01/27 Capital Security, 144A**** .............         1,312,932
       7,500   Wachovia Preferred Funding, 7.25% Pfd., Series A .................................           216,338
-------------------------------------------------------------------------------------------------------------------
                                                                                                         65,619,914
                                                                                                   ----------------

--------------------------------------------------------------------------------
                          Flaherty & Crumrine Preferred Income Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                     AUGUST 31, 2005 (UNAUDITED)
                          ------------------------------------------------------

SHARES/$ PAR                                                                                           VALUE
-------------                                                                                        ---------
PREFERRED SECURITIES -- (CONTINUED)
               FINANCIAL SERVICES -- 11.0%
------------------------------------------------------------------------------------------------------------------------
     175,000   CIT Group, Inc., 6.35% Pfd., Series A ..........................................    $      4,543,875*
      50,000   Fannie Mae, 4.75% Pfd., Series M ...............................................           2,171,000*
               Freddie Mac:
      17,825     5.00% Pfd., Series F .........................................................             825,476*
      28,350     5.30% Pfd ....................................................................           1,386,599*
               Lehman Brothers Holdings, Inc.:
      48,280     5.67% Pfd., Series D .........................................................           2,457,693*
     154,475     5.94% Pfd., Series C .........................................................           8,015,708*
      15,000     6.50% Pfd., Series F .........................................................             395,925*
      19,700   National Rural Utility CFC, 5.95% Pfd. 02/15/45 ................................             483,241
     115,805   SLM Corporation, 6.97% Pfd., Series A ..........................................           6,516,926*
-------------------------------------------------------------------------------------------------------------------
                                                                                                         26,796,443
                                                                                                   ----------------
               INSURANCE -- 13.7%
------------------------------------------------------------------------------------------------------------------------
      40,000   ACE Ltd., 7.80% Pfd., Series C .................................................           1,067,000**(1)
      40,000   Aegon NV, 6.375% Pfd. ..........................................................           1,033,600**(1)
$  2,000,000   AON Capital Trust A, 8.205% 01/01/27 Capital Security ..........................           2,367,620
      17,000   Berkley W.R. Capital Trust II, 6.75% 07/26/45 ..................................             427,295
      21,000   Everest Re Capital Trust II, 6.20% Pfd., Series B ..............................             511,245(1)
     140,000   MetLife Inc., 6.50% Pfd., Series B .............................................           3,649,100*
$  5,150,000   MMI Capital Trust I, 7.625% 12/15/27 Capital Security, Series B ................           5,990,763
     275,000   Principal Financial Group, 6.518% Pfd. .........................................           7,466,250*
$  4,000,000   Provident Financing Trust I, 7.405% 03/15/38 Capital Security ..................           3,657,340
      89,000   Scottish Re Group Ltd., 7.25% Pfd. .............................................           2,249,920**(1)
       7,000   St. Paul Capital Trust I, 7.60% Pfd. ...........................................             181,895
               Zurich RegCaPS Funding Trust:
       2,050     6.01% Pfd., 144A**** .........................................................           2,052,860*
       2,800     6.58% Pfd., 144A**** .........................................................           2,968,280*
-------------------------------------------------------------------------------------------------------------------
                                                                                                         33,623,168
                                                                                                   ----------------
               UTILITIES -- 36.6%
------------------------------------------------------------------------------------------------------------------------
               Alabama Power Company:
         300     4.52% Pfd. ...................................................................              27,621*
       5,734     4.72% Pfd. ...................................................................             551,295*
      89,100     5.20% Pfd. ...................................................................           2,275,168*
     275,000     5.30% Pfd. ...................................................................           7,022,125*
      10,000   Baltimore Gas & Electric Company, 6.70% Pfd., Series 1993 ......................           1,041,100*

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2005 (UNAUDITED)
------------------------------------------------------

SHARES/$ PAR                                                                                           VALUE
-------------                                                                                        ---------
PREFERRED SECURITIES -- (CONTINUED)
               UTILITIES -- (CONTINUED)
---------------------------------------------------------------------------------------------------------------------
               Central Hudson Gas & Electric Corporation:
       5,000     4.35% Pfd., Series D, Pvt. .....................................................  $        469,075*
         900     4.96% Pfd., Series E, Pvt. .....................................................            89,658*
      16,679   Central Vermont Public Service Corporation, 8.30% Sinking Fund Pfd., Pvt. ........         1,734,783*
               Connecticut Light & Power Company:
       2,124     4.50% Pfd., Pvt. ...............................................................            89,442*
      34,300     5.28% Pfd., Series 1967 ........................................................         1,678,985*
       1,905     6.56% Pfd., Series 1968 ........................................................            98,527*
      15,778     $3.24 Pfd. .....................................................................           822,192*
       2,100   Consolidated Edison Company of New York, 4.65% Pfd., Series C ....................           198,177*
       2,886   Dayton Power and Light Company, 3.90% Pfd., Series C .............................           216,594*
               Duke Energy Corporation:
       3,000     4.50% Pfd., Series C, Pvt. .....................................................           285,750*
         519     7.04% Pfd., Series Y ...........................................................            53,205*
      30,762     7.85% Pfd., Series S ...........................................................         3,164,333*
               Duquesne Light Company:
       7,675     4.10% Pfd. .....................................................................           294,413*
       9,190     4.15% Pfd. .....................................................................           356,802*
         910     4.20% Pfd. .....................................................................            35,754*
      40,575     6.50% Pfd. .....................................................................         2,161,836*
       5,490     $2.10 Pfd., Series A ...........................................................           215,702*
       5,000   Energy East Capital Trust I, 8.25% Pfd. ..........................................           129,750
               Entergy Arkansas, Inc.:
       5,574     7.32% Pfd. .....................................................................           581,898*
      11,350     7.40% Pfd. .....................................................................         1,180,911*
       5,332     7.80% Pfd. .....................................................................           557,701*
       3,822     7.88% Pfd. .....................................................................           398,883*
      30,266     $1.96 Pfd. .....................................................................           757,407*
       4,555   Entergy Gulf States, Inc., 7.56% Pfd. ............................................           463,631*
               Entergy Louisiana, Inc.:
         260     7.84% Pfd. .....................................................................            27,184*
     106,538     8.00% Pfd., Series 92 ..........................................................         2,686,888*
       5,000   Entergy Mississippi, Inc., 4.92% Pfd. ............................................           434,400*
      10,800   Enterprise Capital Trust I, 7.44% Pfd., Series A .................................           275,130
               Florida Power Company:
      17,769     4.58% Pfd. .....................................................................         1,707,956*
       5,157     4.60% Pfd. .....................................................................           495,227*
      18,535     4.75% Pfd. .....................................................................         1,837,931*

--------------------------------------------------------------------------------
                          Flaherty & Crumrine Preferred Income Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                     AUGUST 31, 2005 (UNAUDITED)
                          ------------------------------------------------------

SHARES/$ PAR                                                                                           VALUE
-------------                                                                                        ---------
PREFERRED SECURITIES -- (CONTINUED)
               UTILITIES -- (CONTINUED)
---------------------------------------------------------------------------------------------------------------------
      50,000   Georgia Power Capital Trust  V, 7.125% Pfd. ......................................  $      1,311,750
       2,010   Great Plains Energy, Inc., 4.50% Pfd. ............................................           177,503*
$  3,500,000   Houston Light & Power, Capital Trust II, 8.257%, 02/01/37 Capital Security .......         3,777,007
      32,650   Indianapolis Power & Light Company, 5.65% Pfd. ...................................         3,159,540*
     384,000   Interstate Power & Light Company, 8.375% Pfd., Series B ..........................        13,000,320*
      14,250   Narragansett Electric Company, 4.64% Pfd. ........................................           721,335*
               Northern Indiana Public Service Company:
       3,905     7.44% Pfd. .....................................................................           399,130*
       7,465     Adj. Rate Pfd., Series A .......................................................           377,169*
       6,170   Ohio Edison Company, 4.44% Pfd. ..................................................           536,697*
               Pacific Enterprises:
      27,430     $4.50 Pfd. .....................................................................         2,392,582*
      10,000     $4.75 Pfd., Series 53 ..........................................................           920,700*
               Pacific Gas & Electric Co.:
      41,500     5.00% Pfd., Series D ...........................................................           937,692*
      45,500     5.00% Pfd., Series E ...........................................................         1,046,955*
               PacifiCorp:
         936     5.40% Pfd. .....................................................................            94,896*
       1,225     $4.56 Pfd. .....................................................................           109,938*
      14,542     $4.72 Pfd. .....................................................................         1,350,879*
      12,333     $7.48 Sinking Fund Pfd. ........................................................         1,299,097*
       9,666   Portland General Electric, 7.75% Sinking Fund Pfd. ...............................           985,739*
       5,000   PPL Electric Utilities Corporation, 6.75% Pfd. ...................................           522,700*
      10,000   Public Service Company of New Mexico, 4.58% Pfd., Series 1965 ....................           854,250*
               San Diego Gas & Electric Company:
       1,200     4.40% Pfd. .....................................................................            21,390*
         700     4.50% Pfd. .....................................................................            12,757*
      77,000     $1.70 Pfd. .....................................................................         1,999,690*
      13,100   Savannah Electric & Power Company, 6.00% Pfd. ....................................           359,136*
               South Carolina Electric & Gas Company:
      25,373     5.125% Purchase Fund Pfd., Pvt. ................................................         1,305,314*
       6,703     6.00% Purchase Fund Pfd., Pvt. .................................................           341,652*
               Southern California Edison:
      54,100     4.08% Pfd. .....................................................................         1,067,393*
      10,050     Adj. Rate Pfd. .................................................................         1,032,617*
      75,000   Southern Union Company, 7.55% Pfd. ...............................................         2,082,000*
$    750,000   TXU Electric Capital V, 8.175% 01/30/37 Capital Security .........................           807,686

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2005 (UNAUDITED)
------------------------------------------------------

SHARES/$ PAR                                                                                           VALUE
-------------                                                                                        ---------
PREFERRED SECURITIES -- (CONTINUED)
               UTILITIES -- (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------
               Union Electric Company:
      14,150     4.56% Pfd. ....................................................................   $      1,334,982*
       4,000     $7.64 Pfd. ....................................................................            414,780*
      12,500   Virginia Electric & Power Company, $7.05 Pfd. ...................................          1,280,625*
               Wisconsin Power & Light Company:
       1,220     4.50% Pfd. ....................................................................            114,137*
         546     4.80% Pfd. ....................................................................             53,926*
      13,000     6.20% Pfd. ....................................................................          1,333,995*
               Xcel Energy, Inc.:
      16,030     $4.08 Pfd., Series B ..........................................................          1,323,277*
      26,200     $4.10 Pfd., Series C ..........................................................          2,173,421*
      22,000     $4.11 Pfd., Series D ..........................................................          1,829,300*
      17,750     $4.16 Pfd., Series E ..........................................................          1,493,929*
      10,000     $4.56 Pfd., Series G ..........................................................            922,550*
-------------------------------------------------------------------------------------------------------------------
                                                                                                         89,697,870
                                                                                                   ----------------
               OIL AND GAS -- 5.2%
-----------------------------------------------------------------------------------------------------------------------
      17,200   Anadarko Petroleum Corporation, 5.46% Pfd. ......................................          1,767,300*
       7,000   Apache Corporation, 5.68% Pfd., Series B ........................................            721,490*
       8,000   Devon Energy Corporation, 6.49% Pfd., Series A ..................................            823,600*
       5,985   EOG Resources, Inc., 7.195% Pfd., Series B ......................................          6,439,142*
$  1,675,000   KN Capital Trust III, 7.63% 04/15/28 Capital Security ...........................          1,937,690
      10,000   Lasmo America Limited, 8.15% Pfd., 144A**** .....................................          1,126,150*(1)
-------------------------------------------------------------------------------------------------------------------
                                                                                                         12,815,372
                                                                                                   ----------------
               REAL ESTATE INVESTMENT TRUST (REIT) -- 1.6%
-----------------------------------------------------------------------------------------------------------------------
               PS Business Parks, Inc.:
      16,000     7.00% Pfd., REIT, Series H ....................................................            400,560
      20,000     7.20% Pfd., REIT, Series M ....................................................            503,700
               Public Storage, Inc.:
      13,300     6.18% Pfd., REIT, Series D ....................................................            322,990
      22,500     6.75% Pfd., REIT, Series E ....................................................            571,613
      40,000   Realty Income Corporation, 7.375%, Pfd., REIT, Series D .........................          1,047,800
      40,000   Regency Centers Corporation, 7.25% Pfd., REIT ...................................          1,029,400
-------------------------------------------------------------------------------------------------------------------
                                                                                                          3,876,063
                                                                                                   ----------------

--------------------------------------------------------------------------------
                          Flaherty & Crumrine Preferred Income Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                     AUGUST 31, 2005 (UNAUDITED)
                          ------------------------------------------------------

SHARES/$ PAR                                                                                           VALUE
-------------                                                                                        ---------
PREFERRED SECURITIES -- (CONTINUED)
               MISCELLANEOUS INDUSTRIES -- 1.8%
----------------------------------------------------------------------------------------------------------------------
      13,600   E.I. Du Pont de Nemours and Company, $4.50 Pfd., Series B ......................    $      1,261,672*
      36,200   Farmland Industries, Inc., 8.00% Pfd., 144A**** ................................              18,100*+
      33,250   Ocean Spray Cranberries, Inc., 6.25% Pfd., 144A**** ............................           3,131,152*
      26,000   Touch America Holdings, $6.875 Pfd. ............................................                  --*+
-------------------------------------------------------------------------------------------------------------------
                                                                                                          4,410,924
                                                                                                   ----------------
               TOTAL PREFERRED SECURITIES
                 (Cost $216,897,926) ..........................................................         236,839,754
                                                                                                   ----------------
CORPORATE DEBT SECURITIES -- 0.9%
               UTILITIES -- 0.9%
----------------------------------------------------------------------------------------------------------------------
$  1,000,000   Duquesne Light Holdings, 6.25% 08/15/35 ........................................           1,034,970
      45,000   Northern States Power Company, 8.00% ...........................................           1,208,475
-------------------------------------------------------------------------------------------------------------------
                                                                                                          2,243,445
                                                                                                   ----------------
               TOTAL CORPORATE DEBT SECURITIES
                 (Cost $2,103,487) ............................................................           2,243,445
                                                                                                   ----------------
COMMON STOCK AND CONVERTIBLE SECURITY -- 1.1%
               BANKING -- 0.3%
----------------------------------------------------------------------------------------------------------------------
      50,000   New York Community Bancorp, Inc. ...............................................             876,250*
-------------------------------------------------------------------------------------------------------------------
                                                                                                            876,250
                                                                                                   ----------------
               INSURANCE -- 0.8%
----------------------------------------------------------------------------------------------------------------------
      50,000   UnumProvident Corporation, 8.25% Mandatory Convertible, 05/16/06 ...............           1,862,750
-------------------------------------------------------------------------------------------------------------------
 ..............................................................................................           1,862,750
                                                                                                   ----------------
               TOTAL COMMON STOCK AND CONVERTIBLE SECURITY
                 (Cost $2,540,805) ............................................................           2,739,000
                                                                                                   ----------------
OPTION CONTRACTS -- 0.2%
       1,525   December Put Options on December U.S. Treasury Bond Futures,
                 Expiring 11/22/05 ............................................................             512,891+
-------------------------------------------------------------------------------------------------------------------
               TOTAL OPTION CONTRACTS
                 (Cost $1,591,621) ............................................................             512,891
                                                                                                   ----------------

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2005 (UNAUDITED)
------------------------------------------------------

SHARES/$ PAR                                                                                           VALUE
-------------                                                                                        ---------
MONEY MARKET FUND -- 0.5%
   1,118,377   BlackRock Provident Institutional, TempFund ....................................    $      1,118,377
-------------------------------------------------------------------------------------------------------------------
               TOTAL MONEY MARKET FUND
                 (Cost $1,118,377) ............................................................           1,118,377
                                                                                                   ----------------

 TOTAL INVESTMENTS (Cost $224,252,216***) ..........................................       99.4%        243,453,467
 OTHER ASSETS AND LIABILITIES (Net) ................................................        0.6%          1,418,304
                                                                                      ---------    ----------------
 TOTAL NET ASSETS AVAILABLE TO COMMON AND PREFERRED STOCK ..........................      100.0%++ $    244,871,771
                                                                                      ---------    ----------------
 MONEY MARKET CUMULATIVE PREFERRED STOCK(TM) (MMP(R)) REDEMPTION VALUE ........................         (80,000,000)
                                                                                                   ----------------
 TOTAL NET ASSETS AVAILABLE TO COMMON STOCK ...................................................    $    164,871,771
                                                                                                   ================

-----------------------------
*      Securities eligible for the Dividends Received Deduction and distributing Qualified Dividend Income.
**     Securities distributing Qualified Dividend Income only.
***    Aggregate cost of securities held.
****   Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
(1)    Foreign Issuer.
+      Non-income producing.
++     The percentage shown for each investment  category is the total value of that category as a percentage of net assets available to Common and Preferred Stock.

        ABBREVIATIONS:
REIT -- Real Estate Investment Trust
PFD. -- Preferred Securities
PVT. -- Private Placement Securities

--------------------------------------------------------------------------------
                          Flaherty & Crumrine Preferred Income Fund Incorporated
                 STATEMENT OF CHANGES IN NET ASSETS AVAILABLE TO COMMON STOCK(1) FOR THE PERIOD FROM DECEMBER 1, 2004 THROUGH AUGUST 31, 2005 (UNAUDITED)
       -------------------------------------------------------------------------

                                                                                                            VALUE
                                                                                                          --------
OPERATIONS:
     Net investment income ......................................................................   $      9,625,459
     Net realized gain on investments sold during the period ....................................          6,460,138
     Change in net unrealized depreciation of investments held during the period ................           (753,969)
     Distributions to Money Market Cumulative PreferredTM Stock
         Shareholders from net investment income, including changes in
         accumulated undeclared distributions ...................................................         (1,625,576)
                                                                                                    ----------------
     NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .......................................         13,706,052

DISTRIBUTIONS:
     Distributions paid from net investment income to Common Stock Shareholders (2) .............         (9,255,401)
                                                                                                    ----------------
     TOTAL DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS ...........................................         (9,255,401)

FUND SHARE TRANSACTIONS:
     Increase from Common Stock Transactions ....................................................          1,320,118
                                                                                                    ----------------
     NET INCREASE IN NET ASSETS AVAILABLE TO COMMON STOCK RESULTING
         FROM FUND SHARE TRANSACTIONS ...........................................................          1,320,118

                                                                                                    ----------------
NET INCREASE IN NET ASSETS AVAILABLE TO COMMON STOCK FOR THE PERIOD .............................   $      5,770,769
                                                                                                    ================

---------------------------------------------------------------------------------------------------------------------
NET ASSETS AVAILABLE TO COMMON STOCK:
     Beginning of period ........................................................................   $    159,101,002
     Net increase during the period .............................................................          5,770,769
                                                                                                    ----------------
     End of period ..............................................................................   $    164,871,771
                                                                                                    ================

--------------------------------------------------------
(1) These tables  summarize  the nine months ended August 31, 2005 and should be read in conjunction  with the
    Fund's  audited  financial  statements,  including footnotes,  in its Annual Report dated  November 30, 2004.
(2) Includes  income earned, but not paid out, in prior fiscal year.

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Fund Incorporated
FINANCIAL HIGHLIGHTS(1)
FOR THE PERIOD FROM DECEMBER 1, 2004 THROUGH AUGUST 31, 2005  (UNAUDITED)
FOR A COMMON SHARE OUTSTANDING THROUGHOUT THE PERIOD.
--------------------------------------------------------------------------------


PER SHARE OPERATING PERFORMANCE:
     Net asset value, beginning of period ..........................................................   $      15.49
                                                                                                       ------------
INVESTMENT OPERATIONS:
     Net investment income .........................................................................           0.93
     Net realized and unrealized gain on investments ...............................................           0.57
DISTRIBUTIONS TO MMP(R)* SHAREHOLDERS:
     From net investment income ....................................................................          (0.16)
     From net realized capital gains ...............................................................             --
                                                                                                       ------------
     Total from investment operations ..............................................................           1.34
                                                                                                       ------------
DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
     From net investment income ....................................................................          (0.90)
     From net realized capital gains ...............................................................             --
                                                                                                       ------------
     Total distributions to Common Stock Shareholders ..............................................          (0.90)
                                                                                                       ------------
     Net asset value, end of period ................................................................   $      15.93
                                                                                                       ============
     Market value, end of period ...................................................................   $      17.74
                                                                                                       ============
     Common shares outstanding, end of period ......................................................     10,348,459
                                                                                                       ============
RATIOS TO AVERAGE NET ASSETS AVAILABLE TO COMMON STOCK SHAREHOLDERS:
     Net investment income + .......................................................................           6.49%**
     Operating expenses ............................................................................           1.49%**
--------------------------------------------------------
SUPPLEMENTAL DATA:++
     Portfolio turnover rate .......................................................................             36%***
     Total net assets available to Common and Preferred Stock, end of period (in 000's) ............   $    244,872
     Ratio of operating expenses to total average net assets available to
         Common and Preferred Stock ................................................................           1.00%**

(1) These tables  summarize  the nine months ended August 31, 2005 and should be read in conjunction  with the Fund's  audited  financial  statements,  including footnotes,  in its  Annual  Report  dated  November  30,  2004.
*   Money  Market Cumulative PreferredTM Stock.
**  Annualized.
*** Not Annualized.
+   The net investment income ratio reflects income net of operating  expenses and payments  to  MMP(R)*  Shareholders.
++  Information  presented  under  heading Supplemental Data includes MMP(R)*.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          Flaherty & Crumrine Preferred Income Fund Incorporated
                                                FINANCIAL HIGHLIGHTS (CONTINUED)
                                           PER SHARE OF COMMON STOCK (UNAUDITED)
                                           -------------------------------------


                                  TOTAL                               DIVIDEND
                                DIVIDENDS  NET ASSET      NYSE      REINVESTMENT
                                  PAID       VALUE    CLOSING PRICE   PRICE(1)
                               ----------  --------- -------------- ------------
December 31, 2004 - EXTRA ...   $0.0650     $15.89       $18.25        $17.34
December 31, 2004 ...........    0.0950      15.89        18.25         17.34
January 31, 2005 ............    0.0950      16.12        18.30         17.39
February 28, 2005 ...........    0.0950      16.03        18.77         17.83
March 31, 2005 ..............    0.0950      15.93        15.74         15.93
April 30, 2005 ..............    0.0905      16.03        16.75         16.03
May 31, 2005 ................    0.0905      16.06        16.95         16.10
June 30, 2005 ...............    0.0905      15.98        17.00         16.15
July 31, 2005 ...............    0.0905      15.66        17.24         16.38
August 31, 2005 .............    0.0905      15.93        17.74         16.85
--------------------
 (1) Whenever the net asset value per share of the Fund's Common Stock is less than or equal to the market price per share on the payment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of Common Stock will be purchased in the open market.

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Fund Incorporated
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
----------------------------------------


1.   AGGREGATE INFORMATION FOR FEDERAL INCOME TAX PURPOSES

     At August 31, 2005, the aggregate cost of securities for federal income tax purposes was $225,602,795, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $23,759,337 and the aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $5,908,665.

                      [This page intentionally left blank]

DIRECTORS
   Donald F. Crumrine, CFA
   David Gale
   Morgan Gust
   Karen H. Hogan
   Robert F. Wulf, CFA

OFFICERS
   Donald F. Crumrine, CFA
     Chairman of the Board
     and Chief Executive Officer
   Robert M. Ettinger, CFA
     President
   R. Eric Chadwick, CFA
     Chief Financial Officer, Vice President,
     Treasurer and Secretary
   Peter C. Stimes, CFA
     Chief Compliance Officer and Vice President
   Chad C. Conwell
     Vice President and Asst. Compliance Officer
   Bradford S. Stone
     Vice President and Asst. Treasurer
   Christopher D. Ryan, CFA
     Vice President
   Laurie Lodolo
     Asst. Compliance Officer,
     Asst. Treasurer and Asst. Secretary

INVESTMENT ADVISER
   Flaherty & Crumrine Incorporated
   e-mail: flaherty@pfdincome.com

QUESTIONS CONCERNING YOUR SHARES OF FLAHERTY &
   CRUMRINE PREFERRED INCOME FUND?
   o If your shares are held in a Brokerage
     Account, contact your Broker.
   o If you have physical possession of your shares in certificate form, contact the Fund's Transfer
     Agent & Shareholder Servicing Agent --
               PFPC Inc.
               P.O. Box 43027
               Providence, RI 02940-3027
               1-800-331-1710

THIS REPORT IS SENT TO SHAREHOLDERS OF FLAHERTY &
CRUMRINE PREFERRED INCOME FUND INCORPORATED
FOR  THEIR  INFORMATION.  IT IS  NOT  A  PROSPECTUS,
CIRCULAR  OR REPRESENTATION INTENDED FOR USE IN THE
PURCHASE OR SALE OF SHARES OF THE FUND OR OF ANY
SECURITIES MENTIONED IN THIS REPORT.

                               [GRAPHIC OMITTED]
                               LIGHTHOUSE GRAPHIC

                               FLAHERTY & CRUMRINE
                              =====================
                              PREFERRED INCOME FUND

                                    QUARTERLY
                                     REPORT

                                 AUGUST 31, 2005

                        web site: www.preferredincome.com